Commitments and Contingencies - Additional Information (Detail)						12 Months Ended				12 Months Ended							3 Months Ended		12 Months Ended								12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011	Dec. 31, 2013 Insurance Claims [Member] USD ($)	Dec. 31, 2013 Vessels [Member] USD ($)	Dec. 31, 2013 RasGas II LNG Carriers [Member] USD ($)	Dec. 31, 2013 Exmar LPG Joint Venture [Member] USD ($)	Dec. 31, 2013 Exmar LPG Joint Venture [Member] Newbuildings [Member] Vessel	Dec. 31, 2013 Exmar LPG Joint Venture [Member] Teekay LNG Exmar LPG BVBA Joint Venture [Member]	Dec. 31, 2013 Including Chartered In [Member] Vessel	Dec. 31, 2013 Including Chartered In [Member] 2016 [Member] Vessel	Dec. 31, 2013 Including Chartered In [Member] 2017 [Member] Vessel	Dec. 31, 2013 Including Chartered In [Member] Liquefied Natural Gas [Member] Vessel	Dec. 31, 2013 Including Chartered In [Member] FSO [Member] Vessel	Dec. 31, 2013 Including Chartered In [Member] FPSO [Member] Vessel	Dec. 31, 2013 Including Chartered In [Member] RasGas II LNG Carriers [Member] Vessel	Jun. 30, 2013 Teekay Offshore [Member] USD ($)	Jun. 30, 2013 Teekay Offshore [Member] NOK	Dec. 31, 2013 Teekay Offshore [Member] USD ($)	Dec. 31, 2013 Teekay Offshore [Member] NOK	Dec. 31, 2010 Teekay Offshore [Member] USD ($)	Dec. 31, 2012 Teekay Offshore [Member] USD ($)	Dec. 31, 2012 Teekay Offshore [Member] NOK	Jun. 30, 2013 Teekay Offshore [Member] FPSO [Member]	Dec. 31, 2013 Teekay LNG [Member]	Dec. 31, 2012 Teekay LNG [Member]	Dec. 31, 2013 Teekay LNG [Member] Newbuildings [Member] Vessel	Dec. 31, 2013 Teekay LNG [Member] RasGas II LNG Carriers [Member] USD ($)	Dec. 31, 2013 Teekay LNG [Member] RasGas II LNG Carriers [Member] Letter of Credit [Member] USD ($)
Long-term Purchase Commitment [Line Items]
Number of vessels										3	2	3	5	2	1	3											4
Estimated purchase price					$ 2,200,000,000		$ 537,400,000
Payment made towards commitments					696,800,000		68,600,000
Capitalized interest and other miscellaneous construction costs					49,000,000
Estimated remaining payments required to be made under newbuilding contract in 2014					482,200,000		130,500,000
Estimated remaining payments required to be made under newbuilding contract in 2015					154,200,000		76,600,000
Estimated remaining payments required to be made under newbuilding contract in 2016					425,400,000		113,400,000
Estimated remaining payments required to be made under newbuilding contract in 2017					399,000,000		78,500,000
Percentage of ownership in joint venture arrangement									50.00%															50.00%			33.00%
Number of vessels								12
Remaining payments required to be made under new building contract in 2018							69,800,000
Plaintiffs sought for damages																		213,000,000	35,100,000	213,000,000
Liability recognized in legal proceedings																						12,500,000	76,000,000
Loss contingency, interest accrual																		66,000,000
Loss contingency, legal costs accrual																		11,000,000
Liability recognized in legal costs																	47,800,000	290,000,000.0	35,600,000	216,400,000.0
Additional liability recognized																				4,000,000
Total liability	8,336,087,000	7,781,736,000																	48,400,000	294,000,000.0
Accounts receivable																				213,000,000
Legal costs																				3,400,000
Capital lease arrangement period, lessee						30-year
Share of potential exposure						70.00%																						70.00%
Estimated shares of lease rental increase claim																												34,000,000	8,600,000
Potential increase in lease payments						12,300,000
Recovery from deductible insurance coverage				800,000
Maximum recovery of capital lease	155,000,000
Value of shuttle tanker contributed by unrelated party in exchange of equity interest in subsidiary																					$ 35,000,000
Minority interest ownership percentage			49.00%																29.30%	29.30%	67.00%	29.40%	29.40%		35.30%	37.50%
Percentage of non-controlling interest owner's share																					33.00%